MASSACHUSETTS INVESTORS GROWTH STOCK FUND
                         MASSACHUSETTS INVESTORS TRUST*
                   MFS(R) AGGRESSIVE GROWTH ALLOCATION FUND*
                               MFS(R) BOND FUND*
                        MFS(R) CAPITAL OPPORTUNITIES FUND
                            MFS(R) CASH RESERVE FUND
                      MFS(R) CONSERVATIVE ALLOCATION FUND*
                             MFS(R) CORE GROWTH FUND
                           MFS(R) EMERGING GROWTH FUND
                        MFS(R) EMERGING MARKETS DEBT FUND
                       MFS(R) EMERGING MARKETS EQUITY FUND
                       MFS(R) EMERGING OPPORTUNITIES FUND
                           MFS(R) EUROPEAN EQUITY FUND
                         MFS(R) FUNDAMENTAL GROWTH FUND
                             MFS(R) GEMINI U.K. FUND
                            MFS(R) GLOBAL EQUITY FUND
                            MFS(R) GLOBAL GROWTH FUND
                         MFS(R) GLOBAL TOTAL RETURN FUND
                            MFS(R) GLOBAL VALUE FUND
                     MFS(R) GOVERNMENT LIMITED MATURITY FUND
                         MFS(R) GOVERNMENT MORTGAGE FUND
                       MFS(R) GOVERNMENT MONEY MARKET FUND
                       MFS(R) GOVERNMENT SECURITIES FUND*
                         MFS(R) GROWTH ALLOCATION FUND*
                        MFS(R) GROWTH OPPORTUNITIES FUND
                            MFS(R) HIGH INCOME FUND*
                      MFS(R) HIGH YIELD OPPORTUNITIES FUND
                       MFS(R) INFLATION-ADJUSTED BOND FUND
                 MFS(R) INTERMEDIATE INVESTMENT GRADE BOND FUND*
                      MFS(R) INTERNATIONAL CORE EQUITY FUND
                        MFS(R) INTERNATIONAL GROWTH FUND
                     MFS(R) INTERNATIONAL NEW DISCOVERY FUND
                   MFS(R) INTERNATIONAL STRATEGIC GROWTH FUND
                    MFS(R) INTERNATIONAL STRATEGIC VALUE FUND
                         MFS(R) INTERNATIONAL VALUE FUND
                            MFS(R) JAPAN EQUITY FUND
                          MFS(R) LARGE CAP GROWTH FUND
                          MFS(R) LIMITED MATURITY FUND*
                           MFS(R) MANAGED SECTORS FUND
                           MFS(R) MID CAP GROWTH FUND
                            MFS(R) MID CAP VALUE FUND
                        MFS(R) MODERATE ALLOCATION FUND*
                            MFS(R) MONEY MARKET FUND
                           MFS(R) MUNICIPAL BOND FUND
                        MFS(R) MUNICIPAL HIGH INCOME FUND
                          MFS(R) MUNICIPAL INCOME FUND
                     MFS(R) MUNICIPAL LIMITED MATURITY FUND
                            MFS(R) NEW DISCOVERY FUND
                            MFS(R) NEW ENDEAVOR FUND
                           MFS(R) RESEARCH BOND FUND*
                           MFS(R) RESEARCH BOND FUND J
                              MFS(R) RESEARCH FUND
                     MFS(R) RESEARCH GROWTH AND INCOME FUND
                       MFS(R) RESEARCH INTERNATIONAL FUND
                          MFS(R) STRATEGIC GROWTH FUND
                          MFS(R) STRATEGIC INCOME FUND
                           MFS(R) STRATEGIC VALUE FUND
                         MFS(R) TAX MANAGED EQUITY FUND
                             MFS(R) TECHNOLOGY FUND
                            MFS(R) TOTAL RETURN FUND
                        MFS(R) UNION STANDARD EQUITY FUND
                              MFS(R) UTILITIES FUND
                                MFS(R) VALUE FUND
                          MFS(R) MUNICIPAL STATE FUNDS:
                           AL, AR, CA, FL, GA, MD, MS,
                             NC, PA, SC, TN, VA, WV

      Supplement to Current Statements of Additional Information - Part II

Effective immediately, in Part II, Appendix B, the last four sentences of the section captioned "Additional Dealer Commissions/Concessions" are replaced by the following:

         MFD also may make additional payments to dealers out of its own assets under the categories described below. These categories are not mutually exclusive, and a single dealer may receive payments under all four categories.

MARKETING SUPPORT PAYMENTS

MFD may make payments to key dealers who are holders or dealers of record for accounts in one or more of the Funds. A dealer's marketing support services may include business planning assistance, educating dealer personnel about the MFS funds and shareholder financial planning needs, placement on the dealer's preferred or recommended fund list, and access to sales meetings, sales representatives and management representatives of the dealer. MFD compensates dealers differently depending upon, among other factors, the level and/or type of marketing support provided by the dealer. In addition, payments typically apply only to retail sales, and may not apply to other types of sales or assets (such as sales to retirement plans, qualified tuition programs, or fee based advisory programs). As of April 1, 2004, the dealers receiving payments under this category are Merrill Lynch Pierce Fenner and Smith, Inc., Citigroup Global Markets Holdings, Inc. (and affiliates) and UBS Financial Services, Inc. Any additions, modifications or deletions to the dealers identified in the previous sentence that have occurred since that date are not reflected. Effective April 1, 2004, in the case of any one dealer, marketing support payments, with certain limited exceptions, will not exceed the sum of 0.10% of that dealer's total sales of MFS's retail mutual funds, and 0.05% of the total assets of these funds attributable to that dealer, on an annual basis. In addition, marketing support payments are made under an existing agreement with Linsco/Private Ledger Corp. ("LPL"). Marketing support payments under this agreement are not subject to the above limitations, but will not exceed 0.15% of the average total MFS Fund net assets attributable to brokerage accounts held with LPL, on an annual basis.

PROGRAM SERVICING PAYMENTS

MFD also may make payments to certain dealers who sell MFS Fund shares through programs such as retirement plans or qualified tuition programs. A dealer may perform program services itself or may arrange with a third party to perform program services. In addition to participant recordkeeping, reporting, or transaction processing, retirement program services may include services rendered to a plan in connection with fund/investment selection and monitoring, employee enrollment and education, plan balance rollover or separation, or other similar services. Qualified tuition program services may include services related to administration of the program (such as plan level compliance, audit, account reconciliation, etc.), or participant recordkeeping, reporting and processing. Effective April 1, 2004, payments generally will not exceed 0.25% of the total assets in the program, on an annual basis.

PROCESSING SUPPORT PAYMENTS

MFD also may make payments to certain dealers who sell MFS Fund shares to help offset their costs associated with client account maintenance support, statement preparation and transaction processing. The types of payments that MFD may make under this category include, among others, payment of ticket charges of up to $20 per purchase or exchange order placed by a dealer, payment of networking fees of up to $6 per shareholder account maintained on certain mutual fund trading systems, or one time payments for ancillary services such as setting up funds on a dealer's mutual fund trading system.

OTHER CASH PAYMENTS

From time to time, MFD, at its expense, may provide additional compensation to dealers which sell or arrange for the sale of shares of the Fund. Such compensation provided by MFD may include financial assistance to dealers that enable MFD to participate in and/or present at conferences or seminars, sales or training programs for invited registered representatives and other employees, client and investor events and other dealer-sponsored events. Other compensation may be offered to the extent not prohibited by state laws or any self-regulatory agency, such as the NASD. MFD makes payments for events it deems appropriate, subject to MFD guidelines and applicable law. These payments may vary depending upon the nature of the event.

You can ask your dealer for information about any payments it receives from MFD and any services provided.

Effective immediately, Part II, Appendix E is replaced by the following:

TRUSTEES AND OFFICERS - IDENTIFICATION AND BACKGROUND

The Trustees and officers of the Trust are listed below, together with their principal occupations during the past five years. (Their titles may have varied during that period.) The address of each Trustee and officer is 500 Boylston Street, Boston, Massachusetts 02116.

--------------------------------------------- -------------------- --------------------- ---------------------------------------
                                                                                             Principal occupations & other
                                               Position(s) Held       Trustee/Officer     Directorships(2) during the past five
            Name, Date of Birth                    with Fund             Since(1)                        years
---------------------------------------------- -------------------- --------------------- ---------------------------------------
--------------------------------------------- -------------------- --------------------- ---------------------------------------
INTERESTED TRUSTEES

--------------------------------------------- -------------------- --------------------- ---------------------------------------
--------------------------------------------- -------------------- --------------------- ---------------------------------------
Robert J. Manning(3)                          Trustee and          February 2004         Massachusetts Financial Services
(born 10/20/63)                               President                                  Company, Chief Executive Officer,
                                                                                         President, Chief Investment Officer
                                                                                         and Director

--------------------------------------------- -------------------- --------------------- ---------------------------------------

--------------------------------------------- -------------------- --------------------- ---------------------------------------
                                                                                              Principal occupations & other
                                               Position(s) Held       Trustee/Officer     Directorships(2) during the past five
            Name, Date of Birth                    with Fund             Since(1)                        years
--------------------------------------------- -------------------- --------------------- ---------------------------------------
--------------------------------------------- -------------------- --------------------- ---------------------------------------
Robert C. Pozen(3)                            Trustee              February 2004         Massachusetts Financial Services
(born 08/08/46)                                                                          Company, Chairman (since February
                                                                                         2004); Harvard Law School(education),
                                                                                         John Olin Visiting Professor(since
                                                                                         July 2002); Secretary of Economic
                                                                                         Affairs,  The Commonwealth of
                                                                                         Massachusetts (January 2002 to
                                                                                         December 2002); Fidelity Investments,
                                                                                         Vice Chairman (June 2000 to December
                                                                                         2001); Fidelity Management & Research
                                                                                         Company (investment adviser), President
                                                                                         (March 1997  to July 2001);  The
                                                                                         Bank of New  York (financial  services),
                                                                                         Director;  Bell Canada  Enterprises
                                                                                         (telecommunica-tions), Director;
                                                                                         Telesat (satellite communications),
                                                                                         Director.

--------------------------------------------- -------------------- --------------------- ---------------------------------------
--------------------------------------------- -------------------- --------------------- ---------------------------------------
INDEPENDENT TRUSTEES

--------------------------------------------- -------------------- --------------------- ---------------------------------------
--------------------------------------------- -------------------- --------------------- ---------------------------------------
J. Atwood Ives                                Co-Chair             February 1992         Private investor; KeySpan Corporation
(born 05/01/36)                                                                          (energy related services), Director;
                                                                                         Eastern Enterprises (diversified
                                                                                         services company), Chairman, Trustee
                                                                                         and Chief Executive Officer (until
                                                                                         November 2000)
--------------------------------------------- -------------------- --------------------- ---------------------------------------
--------------------------------------------- -------------------- --------------------- ---------------------------------------

Ward Smith                                    Co-Chair             October 1992          Private investor
(born 09/13/30)
--------------------------------------------- -------------------- --------------------- ---------------------------------------
--------------------------------------------- -------------------- --------------------- ---------------------------------------

Lawrence H. Cohn, M.D.                        Trustee              August 1993           Brigham and Women's Hospital, Chief
(born 03/11/37)                                                                          of Cardiac Surgery; Harvard Medical
                                                                                         School, Professor of Surgery

--------------------------------------------- -------------------- --------------------- ---------------------------------------
--------------------------------------------- -------------------- --------------------- ---------------------------------------

David H. Gunning                              Trustee              January 2004          Cleveland-Cliffs Inc. (mining
(born 05/30/42)                                                                          products and service provider), Vice
                                                                                         Chairman/Director (since April 2001);
                                                                                         Encinitos Ventures (private investment
                                                                                         company), Principal (1997 to
                                                                                         April  2001); Lincoln Electric Holdings,
                                                                                         Inc.(welding equipment manufacturer),
                                                                                         Director; Southwest Gas Corporation
                                                                                         (natural gas distribution company),
                                                                                         Director

--------------------------------------------- -------------------- --------------------- ---------------------------------------
--------------------------------------------- -------------------- --------------------- ---------------------------------------

William R. Gutow                              Trustee              December 1993         Private investor and real estate
(born 09/27/41)                                                                          consultant; Capitol Entertainment
                                                                                         Management Company (video franchise),
                                                                                         Vice Chairman

--------------------------------------------- -------------------- --------------------- ---------------------------------------
--------------------------------------------- -------------------- --------------------- ---------------------------------------

Amy B. Lane                                   Trustee              January 2004          Retired; Merrill Lynch & Co., Inc.,
(born 02/08/53)                                                                          Managing Director, Investment Banking
                                                                                         Group (1997 to February 2001);
                                                                                         Borders Group, Inc. (book and music
                                                                                         retailer), Director; Federal Realty
                                                                                         Investment Trust (real estate
                                                                                         investment trust), Trustee
--------------------------------------------- -------------------- --------------------- ---------------------------------------

--------------------------------------------- -------------------- --------------------- ---------------------------------------
                                                                                             Principal occupations & other
                                               Position(s) Held       Trustee/Officer     Directorships(2) during the past five
            Name, Date of Birth                    with Fund             Since(1)                        years
---------------------------------------------- -------------------- --------------------- ---------------------------------------
--------------------------------------------- -------------------- --------------------- ---------------------------------------
Lawrence T. Perera                            Trustee              July 1981             Hemenway & Barnes (attorneys), Partner
(born 06/23/35)
--------------------------------------------- -------------------- --------------------- ---------------------------------------
--------------------------------------------- -------------------- --------------------- ---------------------------------------

William J. Poorvu                             Trustee              August 1982           Private investor; Harvard University
(born 04/10/35)                                                                          Graduate School of Business
                                                                                         Administration, Class of 1961 Adjunct
                                                                                         Professor in Entrepreneurship
                                                                                         Emeritus; CBL & Associates
                                                                                         Properties, Inc. (real estate
                                                                                         investment trust), Director

--------------------------------------------- -------------------- --------------------- ---------------------------------------
--------------------------------------------- -------------------- --------------------- ---------------------------------------

J. Dale Sherratt                              Trustee              August 1993           Insight Resources, Inc. (acquisition
(born 09/23/38)                                                                          planning specialists), President;
                                                                                         Wellfleet Investments (investor in
                                                                                         health care companies), Managing
                                                                                         General Partner (since 1993);
                                                                                         Cambridge Nutraceuticals (professional
                                                                                         nutritional products), Chief
                                                                                         Executive Officer (until May 2001)

--------------------------------------------- -------------------- --------------------- ---------------------------------------
--------------------------------------------- -------------------- --------------------- ---------------------------------------

Elaine R. Smith                               Trustee              February 1992         Independent health care industry
(born 04/25/46)                                                                          consultant
--------------------------------------------- -------------------- --------------------- ---------------------------------------
--------------------------------------------- -------------------- --------------------- ---------------------------------------
OFFICERS

--------------------------------------------- -------------------- --------------------- ---------------------------------------
--------------------------------------------- -------------------- --------------------- ---------------------------------------
Robert J. Manning(3)                          President and        February 2004         Massachusetts Financial Services
(born 10/20/63)                               Trustee                                    Company, Chief Executive Officer,
                                                                                         President, Chief Investment Officer
                                                                                         and Director

--------------------------------------------- -------------------- --------------------- ---------------------------------------
--------------------------------------------- -------------------- --------------------- ---------------------------------------

James R. Bordewick, Jr.(3)                    Assistant            September 1990        Massachusetts Financial Services
(born 03/06/59)                               Secretary and                              Company, Senior Vice President and
                                              Assistant Clerk                            Associate General Counsel

--------------------------------------------- -------------------- --------------------- ---------------------------------------
--------------------------------------------- -------------------- --------------------- ---------------------------------------

Stephanie A. DeSisto(3)                       Assistant Treasurer  May 2003              Massachusetts Financial Services
(born 10/01/53)                                                                          Company, Vice President (since April
                                                                                         2003); Brown Brothers Harriman& Co.,
                                                                                         Senior Vice President (November 2002
                                                                                         to April 2003); ING Groep N.V./Aeltus
                                                                                         Investment Management, Senior Vice
                                                                                         President (prior to November 2002)
--------------------------------------------- -------------------- --------------------- ---------------------------------------
--------------------------------------------- -------------------- --------------------- ---------------------------------------

Robert R. Flaherty(3)                         Assistant Treasurer  August 2000           Massachusetts Financial Services
(born 09/18/63)                                                                          Company, Vice President (since August
                                                                                         2000); UAM Fund Services, Senior Vice
                                                                                         President (prior to August 2000)
--------------------------------------------- -------------------- --------------------- ---------------------------------------

--------------------------------------------- -------------------- --------------------- ---------------------------------------
                                                                                             Principal occupations & other
                                               Position(s) Held       Trustee/Officer     Directorships(2) during the past five
            Name, Date of Birth                    with Fund             Since(1)                        years
---------------------------------------------- -------------------- --------------------- ---------------------------------------
--------------------------------------------- -------------------- --------------------- ---------------------------------------
Richard M. Hisey(3)                           Treasurer            August 2002           Massachusetts Financial Services
(born 08/29/58)                                                                          Company, Senior Vice President (since
                                                                                         July 2002); The Bank of New York,
                                                                                         Senior Vice President (September 2000
                                                                                         to July 2002); Lexington Global Asset
                                                                                         Managers, Inc., Executive Vice
                                                                                         President and Chief Financial Officer
                                                                                         (prior to September 2000); Lexington
                                                                                         Funds, Treasurer (prior to September
                                                                                         2000)
--------------------------------------------- -------------------- --------------------- ---------------------------------------
--------------------------------------------- -------------------- --------------------- ---------------------------------------

Ellen Moynihan(3)                             Assistant Treasurer  April 1997            Massachusetts Financial Services
(born 11/13/57)                                                                          Company, Vice President
--------------------------------------------- -------------------- --------------------- ---------------------------------------
--------------------------------------------- -------------------- --------------------- ---------------------------------------

James O. Yost(3)                              Assistant Treasurer  September 1990        Massachusetts Financial Services
(born 06/12/60)                                                                          Company, Senior Vice President
--------------------------------------------- -------------------- --------------------- ---------------------------------------

--------------------------

1 Date first appointed to serve as Trustee/Officer of an MFS fund. Each Trustee has served continuously since appointment.
2 Directorships or trusteeships of companies required to report to the Securities and Exchange Commission (i.e., "public companies").
3 "Interested person" of MFS within the meaning of the Investment Company Act of 1940 (referred to as the 1940 Act) which is the principal federal law governing investment companies like the series/the fund. The address of MFS is 500 Boylston Street, Boston, Massachusetts 02116.

The Trust does not hold annual shareholder meetings for the purpose of electing Trustees, and Trustees are not elected for fixed terms. The Trust will hold a shareholders' meeting in 2005 and at least once every 5 years thereafter to elect Trustees. Each Trustee holds office until his or her successor is chosen and qualified or until his or her earlier death, resignation, retirement or removal. Each officer holds office until his or her successor is chosen and qualified, or until he or she retires, resigns or is removed from office.

                  The date of this Supplement is March 18, 2004

* El presente Suplemento tambien se encuentra disponible en espanol. Solicite un ejemplar a un representante de servicio de MFS llamando al 1-800-225-2606. En el caso de discrepancias entre las versiones en ingles y en espanol, se considerara valida la version en ingles.